Vanguard® Windsor™ II Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.8%)
Communication Services (6.5%)
*	Alphabet Inc. Class A	13,001,957	1,285,113
*	Alphabet Inc. Class C	5,847,300	583,970
*	Meta Platforms Inc. Class A	3,155,647	470,097
*	Walt Disney Co.	2,718,432	294,923
	Comcast Corp. Class A	5,841,513	229,863
*	Warner Bros Discovery Inc.	11,109,848	164,648
	News Corp. Class A	6,280,710	127,247
	Vodafone Group plc ADR	9,071,932	105,053
[1]	Paramount Global Inc. Class B	4,333,600	100,366
	Omnicom Group Inc.	743,079	63,897
*	Baidu Inc. ADR	80,083	10,786
			3,435,963
Consumer Discretionary (8.7%)
*	Amazon.com Inc.	7,679,323	791,969
	McDonald's Corp.	1,644,609	439,768
	Lennar Corp. Class A	3,810,222	390,167
	General Motors Co.	9,003,401	354,014
*	Aptiv plc	3,114,085	352,172
	Home Depot Inc.	831,083	269,412
	Sony Group Corp. ADR	2,959,000	264,712
	Dollar General Corp.	984,444	229,966
	NIKE Inc. Class B	1,781,642	226,856
	Magna International Inc.	3,333,632	216,486
*	Booking Holdings Inc.	86,500	210,550
	Cie Generale des Etablissements Michelin SCA ADR	13,221,000	208,627
	Bayerische Motoren Werke AG	2,025,426	206,319
	Mercedes-Benz Group AG	2,159,229	160,673
	DR Horton Inc.	1,162,980	114,775
	Lear Corp.	548,900	80,019
*	Adient plc	1,311,943	59,064
*	Goodyear Tire & Rubber Co.	2,833,996	31,882
			4,607,431
Consumer Staples (6.5%)
	Procter & Gamble Co.	5,953,904	847,717
	Coca-Cola Co.	10,604,095	650,243
	Sysco Corp.	5,543,889	429,429
	PepsiCo Inc.	1,632,445	279,181
	Estee Lauder Cos. Inc. Class A	905,818	250,984
	Mondelez International Inc. Class A	3,706,337	242,543
	Unilever plc ADR	3,884,298	198,487
	Constellation Brands Inc. Class A	846,000	195,866
	Unilever plc (XLON)	3,390,000	172,548

	Shares	Market Value ($000)
Nestle SA (Registered)	1,212,973	147,994
		3,414,992
Energy (5.8%)
ConocoPhillips	3,624,402	441,706
Chevron Corp.	1,916,495	333,508
Halliburton Co.	7,374,935	303,995
APA Corp.	6,429,377	285,014
Suncor Energy Inc.	7,518,132	261,030
Coterra Energy Inc.	9,614,000	240,638
Shell plc ADR	3,328,512	195,750
Phillips 66	1,839,000	184,396
NOV Inc.	7,299,088	178,390
Marathon Oil Corp.	6,004,187	164,935
Ovintiv Inc. (XNYS)	2,905,110	143,019
Murphy Oil Corp.	2,420,952	105,578
Cenovus Energy Inc.	3,695,600	73,838
Schlumberger NV	1,083,800	61,755
Baker Hughes Co. Class A	1,760,800	55,888
Hess Corp.	368,467	55,329
		3,084,769
Financials (17.1%)
Wells Fargo & Co.	23,972,767	1,123,603
Bank of America Corp.	22,116,816	784,705
Citigroup Inc.	13,515,103	705,759
American Express Co.	3,432,583	600,462
PNC Financial Services Group Inc.	3,579,402	592,140
Intercontinental Exchange Inc.	5,052,565	543,403
Marsh & McLennan Cos. Inc.	2,264,390	396,064
American International Group Inc.	5,530,456	349,635
Capital One Financial Corp.	2,931,300	348,825
JPMorgan Chase & Co.	2,295,001	321,208
Ameriprise Financial Inc.	906,000	317,209
Commerce Bancshares Inc.	4,542,684	302,361
Bank of New York Mellon Corp.	4,933,734	249,499
Goldman Sachs Group Inc.	680,249	248,842
BNP Paribas SA	3,526,900	242,234
Cincinnati Financial Corp.	2,086,000	236,031
Blackstone Inc.	2,402,563	230,550
Cullen/Frost Bankers Inc.	1,577,000	205,451
Citizens Financial Group Inc.	4,234,551	183,441
Hartford Financial Services Group Inc.	2,248,500	174,506
US Bancorp	3,166,600	157,697
Mitsubishi UFJ Financial Group Inc. ADR	19,937,000	146,936
Truist Financial Corp.	2,831,319	139,839
First Citizens BancShares Inc. Class A	101,058	78,591
NatWest Group plc	19,290,743	73,595
ING Groep NV	4,579,533	66,313
State Street Corp.	665,188	60,752
Equitable Holdings Inc.	1,842,040	59,074
Corebridge Financial Inc.	2,694,200	58,626
Sumitomo Mitsui Financial Group Inc.	963,900	41,892
China Construction Bank Corp. Class H	51,864,000	33,571
		9,072,814
Health Care (15.9%)
Johnson & Johnson	5,256,926	859,087
Medtronic plc	9,241,880	773,453
UnitedHealth Group Inc.	1,470,864	734,241

		Shares	Market Value ($000)
	Danaher Corp.	2,658,310	702,804
	Elevance Health Inc.	1,361,638	680,805
	HCA Healthcare Inc.	2,593,800	661,600
	Cigna Corp.	1,744,173	552,327
	Thermo Fisher Scientific Inc.	804,094	458,599
	Humana Inc.	654,541	334,929
*	Boston Scientific Corp.	6,849,195	316,775
	Merck & Co. Inc.	2,488,000	267,236
	Amgen Inc.	1,055,000	266,282
	Roche Holding AG	744,449	232,395
*	IQVIA Holdings Inc.	976,253	223,962
	Alcon Inc.	2,918,000	219,463
	Zoetis Inc.	1,252,953	207,351
	CVS Health Corp.	2,339,900	206,426
*	GE Healthcare Inc.	2,648,315	184,111
*	Centene Corp.	1,832,688	139,724
	Novartis AG ADR	1,059,800	96,039
	AbbVie Inc.	544,967	80,519
	Zimmer Biomet Holdings Inc.	612,008	77,933
	Sanofi ADR	1,320,391	64,884
	Gsk plc Spon ADR	1,567,915	55,285
			8,396,230
Industrials (8.8%)
	Honeywell International Inc.	3,870,119	806,843
	Northrop Grumman Corp.	990,800	443,918
	General Electric Co.	4,984,445	401,148
	Norfolk Southern Corp.	1,356,930	333,547
	Parker-Hannifin Corp.	964,000	314,264
	FedEx Corp.	1,498,140	290,430
	Waste Management Inc.	1,740,801	269,354
	Xylem Inc.	2,310,000	240,263
	General Dynamics Corp.	902,000	210,220
	Caterpillar Inc.	709,795	179,074
	Oshkosh Corp.	1,690,000	170,318
	HEICO Corp.	967,178	165,339
	Cummins Inc.	633,672	158,127
*	Boeing Co.	674,400	143,647
	PACCAR Inc.	1,127,320	123,227
	CNH Industrial NV	6,800,299	120,501
	Raytheon Technologies Corp.	1,170,100	116,835
*	Daimler Truck Holding AG	2,948,514	99,081
*	Fluor Corp.	1,403,385	51,574
*	Siemens AG (Registered)	193,374	30,206
			4,667,916
Information Technology (19.9%)
	Microsoft Corp.	10,826,849	2,683,001
	Visa Inc. Class A	2,753,270	633,830
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,298,485	584,059
	Apple Inc.	3,764,348	543,158
	Micron Technology Inc.	8,303,923	500,727
*	Adobe Inc.	1,195,680	442,808
	Samsung Electronics Co. Ltd.	8,514,100	424,090
*	Workday Inc. Class A	1,922,500	348,799
	Analog Devices Inc.	2,017,991	346,025
*	Salesforce Inc.	1,922,283	322,886
	Amphenol Corp. Class A	3,791,085	302,415
	Microchip Technology Inc.	3,874,000	300,700

		Shares	Market Value ($000)
*	F5 Inc.	1,943,900	287,036
	QUALCOMM Inc.	2,036,500	271,282
*	ANSYS Inc.	1,000,000	266,360
	Applied Materials Inc.	2,349,605	261,957
*	Autodesk Inc.	1,170,000	251,737
	Cisco Systems Inc.	5,084,860	247,480
	Oracle Corp.	2,587,625	228,901
	Accenture plc Class A	768,526	214,457
*	PayPal Holdings Inc.	2,181,523	177,772
	Seagate Technology Holdings plc	2,373,398	160,869
[1]	Telefonaktiebolaget LM Ericsson ADR	20,290,580	117,077
	Corning Inc.	3,320,051	114,907
	TE Connectivity Ltd.	902,266	114,723
	Cognex Corp.	1,852,681	101,416
	Fidelity National Information Services Inc.	1,193,200	89,538
*	Fiserv Inc.	586,700	62,589
	Lam Research Corp.	123,521	61,773
	Cognizant Technology Solutions Corp. Class A	866,500	57,839
			10,520,211
Materials (2.9%)
	Corteva Inc.	6,320,000	407,324
	Martin Marietta Materials Inc.	731,000	262,897
	RPM International Inc.	2,399,000	215,694
	Avery Dennison Corp.	1,127,728	213,637
	Ecolab Inc.	1,258,000	194,776
	Olin Corp.	2,625,900	169,607
	International Paper Co.	1,016,629	42,515
			1,506,450
Other (0.7%)
	SPDR S&P 500 ETF Trust	902,573	366,878
Real Estate (1.6%)
	Prologis Inc.	3,627,981	469,025
	Crown Castle Inc.	1,560,000	231,052
	Equity LifeStyle Properties Inc.	2,142,000	153,753
			853,830
Utilities (1.4%)
	Atmos Energy Corp.	2,210,000	259,764
	Xcel Energy Inc.	3,638,000	250,185
	PPL Corp.	8,270,715	244,813
			754,762
Total Common Stocks (Cost $34,882,446)			50,682,246

		Shares	Market Value ($000)
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[2,3]	Vanguard Market Liquidity Fund, 4.437% (Cost $2,148,324)	21,488,984	2,148,684
Total Investments (99.8%) (Cost $37,030,770)			52,830,930
Other Assets and Liabilities—Net (0.2%)			85,946
Net Assets (100%)			52,916,876
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,043,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $31,141,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	2,490	509,205	32,227
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	48,751,335	1,930,911	—	50,682,246
Temporary Cash Investments	2,148,684	—	—	2,148,684
Total	50,900,019	1,930,911	—	52,830,930
Derivative Financial Instruments
Assets
Futures Contracts[1]	32,227	—	—	32,227
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.